Income Tax - Major Components of Income Tax Expense (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Current tax
Current tax expenses recognized for the year	$ 8,271		$ 7,996	$ 6,736
Income tax on unappropriated earnings	(2,070)		(60)	(346)
Income tax adjustments on prior years	7		(2)	(22)
Others	8		10	15
Current tax	6,216		7,944	6,383
Deferred tax
Deferred tax expense recognized for the year	208		(101)	1,404
Income tax adjustments on prior years	19		6	0
Change in tax rate	(38)		0	0
Deferred tax	189		(95)	1,404
Income tax expense recognized in profit or loss	$ 6,405	$ 210	$ 7,849	$ 7,787